Schedule of Cash Flows from the Discontinued Operation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Flows from discontinued operations
Net loss from discontinued operations	$ (173)	$ (13,031)	$ (88)
Add items not affecting cash:
Depreciation	189	255	501
Change in non-cash working capital items
Accounts payable	47,767	4,536	(21,352)
Discontinued Operations [Member]
Cash Flows from discontinued operations
Net loss from discontinued operations	(173)	(13,031)	(88)
Add items not affecting cash:
Depreciation	0	24	10,408
Impairments	173	295	0
Change in non-cash working capital items
Prepaids and advances	3,704	7,567	2,550
Accounts payable	(5,358)	4,676	(2,899)
Cash (utilized in) / generated by operating activities - discontinued operations	(1,827)	(469)	9,970
Cash (outflows) inflows from discontinued operations	(1,827)	(469)	9,970
Cash - discontinued operations	$ 0	$ 1,827	$ 15,978